Note 12 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	€ 913	€ 1,092	€ 1,117
Customer deposits at fair value through profit or loss	700	809	902
Debt securities designated at fair value through profit or loss	3,288	3,396	4,531
Other Financial Liabilities At Fair Value Through Profit Or Loss	6,592	5,479	4,617
Financial liabilities at fair value through profit or loss	€ 10,580	€ 9,683	€ 10,050